Contingent Liabilities and Commitments	6 Months Ended
Jun. 30, 2020
Contingent Liabilities and Commitments [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
NOTE 6:	CONTINGENT LIABILITIES AND COMMITMENTS

Liens:

The Company provided a NIS 51 restricted bank deposit to secure credit card payments.

The Company provided a NIS 163 restricted bank deposit to secure the rent payment.